Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases 1 [Abstract]
Additions to right-of-use assets	€ 74.4	€ 66.4
Total cash outflow for leases	43.6	46.0	€ 46.2
Undiscounted potential future lease payments related to renewal options not included in lease liabilities until 2049	€ 152.1	€ 157.2